[redacted]

15005484

CERT NAS
File # 1-12629

Nasdaq

Lisa Roberts
Vice President
Listing Qualifications

Received SEC
FEB 26 2015
Washington, DC 20549

By Electronic Mail

February 27, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 26, 2015 The Nasdaq Stock Market (the "Exchange") received from National Holdings Corporation (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common stock, $0.02 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,